Equity - Own shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended	6 Months Ended	12 Months Ended			14 Months Ended	35 Months Ended
	Jul. 29, 2021	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2022	Sep. 28, 2020	Jul. 25, 2019	Jun. 30, 2018
Disclosure of reserves within equity [line items]
Share capital			£ 741	£ 742	£ 753
Number of shares authorised to be repurchased (in shares)								232,820,888
Repurchase of shares percentage of market value per share to be paid upon purchase								105.00%
Financial liabilities			£ 20,445	£ 21,425
Par value of shares authorised to be repurchased (in GBP per share)								£ 0.28935
Own shares
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)			223,000,000	227,000,000	232,000,000					238,000,000
Share buyback programme
Disclosure of reserves within equity [line items]
Stock repurchase program, authorized amount									£ 4,500
Financial liabilities			£ 91
Share buyback programme | Major ordinary share transactions
Disclosure of reserves within equity [line items]
Number of shares purchased - share buyback programme (in shares)	2,600,000
Share buyback programme | Diageo Plc
Disclosure of reserves within equity [line items]
Purchase of own shares			£ 109	£ 1,282	£ 2,775
Number of shares purchased - share buyback programme (in shares)			3,200,000	39,000,000	94,700,000
Purchase of own shares percentage of issued ordinary share capital			0.10%	1.50%	3.50%
Weighted average share price per share (in GBP per share)			£ 34.07	£ 32.43	£ 29.24
Transaction costs			£ 1	£ 7	£ 6
Share buyback programme | Own shares
Disclosure of reserves within equity [line items]
Purchase of own shares		£ 1,250	£ 109	£ 1,282	£ 2,775	£ 1,000
Number of shares purchased - share buyback programme (in shares)			3,000,000	39,000,000	95,000,000
Return of capital programme
Disclosure of reserves within equity [line items]
Term of share buy-back program							3 years
Extension of term of share buy-back programme							2 years
Purchased call options
Disclosure of reserves within equity [line items]
Number of call options purchased (in shares)					4,000,000
Purchase of call options					£ 14
Term of call options					3 years
Employee share trusts
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)			2,000,000	2,000,000	3,000,000
Share capital			£ 47	£ 51	£ 58
Market value of shares outstanding			£ 74	£ 57	£ 92